Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-23	30/360 Days	30	Collection Period Start	1-Dec-23
Distribution Date	16-Jan-24	Actual/360 Days	32	Collection Period End	31-Dec-23
				Prior Month Settlement Date	15-Dec-23
				Current Month Settlement Date	16-Jan-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	102,576,093.71	93,740,199.60	0.068863
Yield Supplement Overcollaterization		43,835,194.41	1,260,285.53	1,110,014.56
Total Adjusted Pool Balance		1,361,260,676.66	101,315,808.18	92,630,185.04
Total Adjusted Securities		1,361,260,676.66	101,315,808.18	92,630,185.04	0.068047
Class A-1 Notes	0.21995%	254,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.47000%	420,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.18000%	50,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.55000%	470,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	0.71000%	106,000,000.00	40,055,131.52	31,369,508.38	0.295939
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	8,685,623.14	23,699.29	81.9398409	0.2235782
Certificates	0.00	0.00	—	—

Total Securities	8,685,623.14	23,699.29

I. COLLECTIONS

Interest:
Interest Collections				277,402.75
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				277,402.75
Principal:
Principal Collections				8,782,204.15
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				8,782,204.15
Recoveries of Defaulted Receivables				57,762.45

Total Collections				9,117,369.35

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			16,365	101,315,808.18
Total Principal Payment				8,685,623.14

			15,317	92,630,185.04

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	9,117,369.35
Reserve Account Draw	0.00
Total Available for Distribution	9,117,369.35
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	85,480.08
Servicing Fee Paid	85,480.08
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	23,699.29
Class A-4 Notes Monthly Interest Paid	23,699.29
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		23,699.29
Total Note Monthly Interest Paid		23,699.29
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		9,008,189.98
4. Total Monthly Principal Paid on the Notes		8,685,623.14
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		8,685,623.14
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		322,566.84
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		322,566.84

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.31%
Weighted Average Remaining Maturity		18.77

	Amount	Number
Principal on Defaulted Receivables	53,689.96	10
Principal Recoveries of Defaulted Receivables	57,762.45

Monthly Net Losses	(4,072.49)
Pool Balance at Beginning of Collection Period	102,576,093.71
Net Loss Ratio for Third Preceding Collection Period	0.53%
Net Loss Ratio for Second Preceding Collection Period	0.95%
Net Loss Ratio for Preceding Collection Period	-0.18%
Net Loss Ratio for Current Collection Period	-0.05%
Four-Month Average Net Loss Ratio	0.31%
Cumulative Net Losses for all Periods	2,450,087.49

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,034,080.27	140	1.10%
61-90 Days Delinquent	226,979.71	37	0.24%
91-120 Days Delinquent	72,445.30	10	0.08%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,333,505.28	187	1.42%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.29%	0.26%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.23%
Delinquency Ratio for Preceding Collection Period	0.30%	0.29%
Delinquency Ratio for Current Collection Period	0.32%	0.31%
Four-Month Average Delinquency Ratio	0.29%	0.27%
60 Day Delinquent Receivables	299,425.01
Delinquency Percentage	0.32%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	454,047.60
Number of Extensions	48

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO